THE MALLARD FUND, INC.
						  Rodney Square North
						  1100 N. Market Street
						  Wilmington, DE 19890

						  SEMI-ANNUAL REPORT
						  September 30, 1997

						        DIRECTORS
                          William S. Dietrich II
						   Jennings R. Lambeth
						     Evans Rose, Jr.

                                OFFICERS
						  William S. Dietrich II
				 PRESIDENT AND CHIEF INVESTMENT OFFICER

				             Richard F. Berdik
						  SECRETARY AND TREASURER

                               LEGAL COUNSEL
						Kirkpatrick & Lockhart LLP

						   INDEPENDENT AUDITORS
						   Coopers & Lybrand LLP


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THE MALLARD FUND, INC.
Investments / September 30, 1997 (Unaudited)
(Showing Percentage of Total Value of Net Assets)
____________________________________________________________

                                                          VALUE
                                             SHARES     (NOTE 3)
											 ------     --------
MUTUAL FUNDS -- 82.2%

American Funds - EuroPacfic Growth Fund     245,142   $  7,278,256
Brandywine Fund, Inc.                       404,352     17,755,110
Emerging Markets Growth Fund, Inc.          335,513     23,512,745
Morgan Stanley Emerging Markets
  Portfolio                               1,230,122     22,388,229
T. Rowe Price Institutional Funds
   - Foreign Equity Fund                    471,428      8,433,847
Templeton Institutional Emerging
 Markets Fund                             2,109,576     31,263,924
Tweedy, Browne Global Value Fund            725,446     13,000,000
                                                       -----------
   TOTAL MUTUAL FUNDS (COST $116,601,416)              123,632,111
                                                       -----------
LIMITED PARTNERSHIPS -- 24.9%

Bulldog Capital Partners Limited
 Partnership                                             2,484,599
Chancellor LGT Partnership, L. P.                          411,381
Dorchester Partners, L.P.                                2,782,272
Everest Capital Frontier, L.P.                           6,098,952
Feirstein Partners, L.P.                                 5,900,408
Forum Capital Partners                                   1,230,452
Maverick Fund USA, Ltd.                                  5,335,270
Murray Partners, L.P.                                    2,211,413
Oracle Partners, L.P.                                    4,580,000
Spinnaker Technology Fund, L.P.                          3,436,830
The Varde Fund IV-A, L.P.                                3,075,110
                                                       -----------
     TOTAL LIMITED PARTNERSHIPS (COST $33,289,511)      37,546,687
                                                       -----------
FUND OF FUNDS -- 0.9 %

Knightsbridge Integrated Holdings III-Limited
     (COST $1,262,070)                  3,000            1,363,380
                                                       -----------
TOTAL INVESTMENTS  (COST $151,564,834)*  --  108.0%    162,542,178

OTHER ASSETS AND LIABILITIES, NET  --  (8.0)%          (12,083,720)
                                                       -----------
NET ASSETS  -  100.00%                                $150,458,458
                                                       ===========

* Cost for federal income tax purposes. At September 30, 1997, net unrealized appreciation was $11,389,181. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,393,343 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,162.

The accompanying notes are an integral part of the financial statements.

                   THE MALLARD FUND, INC.

             STATEMENT OF ASSETS AND LIABILITIES
                        AS OF 9/30/97
                         (UNAUDITED)



Assets:

     Cash                                         $        100,573
     Investments, at value (Cost $151,152,997)
	   (Note 2)                                        162,542,178
     Deferred Organizational Costs (Note 3)                167,149
     Deferred Offering Costs (Note 3)                      182,927
                                                  ----------------
     Total Assets                                      162,992,827
                                                  ----------------

Liabilities:

     Bank loan                                          12,325,000
     Accrued management fee  (Note 5)                       78,997
     Other accrued expenses                                130,372
                                                  ----------------
     Total Liabilities                                  12,534,369
                                                  ----------------
     Net Assets                                   $    150,458,458
                                                  ----------------

Net assets:

     Common Stock, $0.001 par value
          Authorized 100,000,000 shares;
		  6,927,197 shares issued and
		  outstanding                             $         6,927
     Paid-in capital                                  138,537,005
     Accumulated net investment loss                      (70,843)
     Accumulated net realized gain on
	   investments                                        596,188
     Net unrealized appreciation on investments        11,389,181
                                                  ---------------
     Net Assets                                   $   150,458,458
                                                  ===============

Net Asset Value Per Share
     ($150,458,458  6,927,197 shares of
	 common stock)                                         $21.72
                                                           ======


The accompanying notes are an integral part of the financial statements.

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				     THE MALLARD FUND, INC.

                     STATEMENT OF OPERATIONS
       FOR THE PERIOD MAY 30, 1997+  THROUGH SEPTEMBER 30,
                            1997
                          (UNAUDITED)


INVESTMENT INCOME

Interest income                            $  282,670
                                           ----------
Expenses:

   Investment advisory fee (Note 5)           78,997
   Administration fee (Note 5)                31,577
   Transfer agent fees (Note 5)                2,023
   Custodian fees (Note 5)                     5,007
   Legal fees                                 16,858
   Audit fees                                 10,116
   Printing expenses                           3,237
   Directors fees and expenses                 4,045
   Insurance                                   1,011
   Amortization of organizational expenses
    (Note 3)                                  12,072
   Interest on bank loan                     187,210
   Miscellaneous expenses                      1,360
                                          ----------

         Total Expenses                      353,513
                                          ----------
NET INVESTMENT LOSS                          (70,843)
                                          ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

   Net realized gain on investments
    during the period                        596,188
   Net unrealized appreciation of
     investments during the period        11,389,181
                                          ----------
       NET REALIZED AND UNREALIZED
	    GAIN ON INVESTMENTS               11,985,369
                                          ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                         $11,914,526
                                          ==========

+  Commencement of Operations


The accompanying notes are an integral part of the financial statements.

                   THE MALLARD FUND, INC.

             STATEMENT OF CHANGES IN NET ASSETS
   FOR THE PERIOD MAY 30, 1997+ THROUGH SEPTEMBER 30, 1997
                         (UNAUDITED)



INCREASE (DECREASE) IN NET ASSETS:

Operations:

   Net investment loss                                  $     (70,843)
   Net realized gain on investments during the period         596,188
   Net unrealized appreciation of investments during
    the period                                             11,389,181
                                                        -------------
   Net increase in net assets resulting from
    operations                                             11,914,526
                                                        -------------
Proceeds from 6,927,197 shares of common stock issued     138,543,932
                                                        -------------
Increase in net assets                                    150,458,458

NET ASSETS:

   Beginning of period                                              0
                                                        -------------
   End of period                                        $ 150,458,458
                                                        =============


+  Commencement of Operations


      The accompanying notes are an integral part of the
                    financial statements.

                   THE MALLARD FUND, INC.

                    FINANCIAL HIGHLIGHTS

The  following table includes selected data for a share
outstanding throughout the period and other performance
information derived from the financial statements.   It
should be read in conjunction with the financial statements and notes thereto.


                                             FOR THE PERIOD
                                           MAY   30,   1997+
                                                 THROUGH
                                             SEPTEMBER 30,1997
                                                (UNAUDITED)
                                                 ---------

NET ASSET VALUE - BEGINNING OF PERIOD            $ 20.00
                                                 -------
INVESTMENT OPERATIONS:

   Net investment loss   ......................    (0.01)

   Net realized and unrealized gain on
      investments..............................     1.73
                                                 -------
      Total from investment operations.........     1.72
                                                 -------
NET ASSET VALUE - END OF PERIOD................  $ 21.72
                                                 =======
PER SHARE MARKET VALUE - END OF PERIOD.........  $ 21.72
                                                 =======
TOTAL RETURN...................................     8.60%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
  Expenses (excludes loan interest expenses)...     0.34%*
  Net investment income........................    (0.14)%*
  Portfolio turnover rate......................     8.78%
  Net assets at end of period (000 omitted)....  $150,458

Number of shares outstanding at end of
   period (000 omitted)........................     6,927
Amount of bank loans outstanding at end
   of the period (000 omitted).................   $12,325
Average amount of bank loans outstanding
   during the period (000 omitted).............    $9,046
Amount of maximum month-end bank loans
   during the period (000 omitted).............   $12,325
Average amount of bank loans per share
   during the period...........................     $1.31
Weighted average interest rate of bank loans
   during the period...........................      6.06%

*  Annualized
+  Commencement of Operations


The accompanying notes are an integral part of the financial statements.

                   THE MALLARD FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION: The Mallard Fund, Inc. (the "Fund") was organized on October 15, 1996 as a Maryland corporation. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund commenced operations, on May 30,1997, with the sale of 6,927,197 shares of common stock (the "initial shares") through a private placement to the William S. Dietrich II Charitable Remainder Annuity Trust and the William S. Dietrich II Charitable Remainder Unit Trust on May 30, 1997.

2.  SIGNIFICANT ACCOUNTING POLICIES

 A.   PORTFOLIO VALUATION:   Investments are stated at
 value in the accompanying financial statements.  Shares of
 open-end funds are valued at their respective net asset
 values under the 1940 Act.  An open-end fund values
 securities in its portfolio for which market quotations
 are readily available at their current market value
 (generally the last reported sales price) and all other
 securities and assets at fair value pursuant to methods
 established in good faith by the board of directors of the
 underlying fund.  Shares of closed-end funds that are
 listed on U.S. exchanges are valued at the last sales
 price on the day the securities are valued or, lacking any
 sales on such day, at the last available bid price.
 Shares of closed-end funds traded in the OTC market and
 listed on NASDAQ are valued at the last trade price on
 NASDAQ at   4:00 p.m., New York Time; other shares traded
 in the OTC market are valued at the last bid price available prior to valuation. Other Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Directors.

 The Board of Directors has established general guidelines for calculating fair value of non-publicly traded securities. At September 30, 1997, the Fund held 25.8% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $34,551,581 and fair value of $38,910,067. The net asset value of the Fund is calculated quarterly and at any other times determined by the Board of Directors.

 In determining fair value, management considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.
 However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investment existed, and the differences could be material.

 B.   DETERMINATION OF GAINS OR LOSSES ON SALE OF
 SECURITIES: Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

 C. FEDERAL INCOME TAXES: The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
 Therefore, no federal income tax provision is required.

 D. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. The Fund records interest income on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

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                   THE MALLARD FUND, INC.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
 E. DISTRIBUTIONS TO SHAREHOLDERS: The policy of the Fund will be to pay distributions, commencing after April 1, 1998, on shares of common stock equal to approximately 20% of its average net asset value per year, payable in quarterly installments of 5% of the Fund's net asset value on the Friday prior to each quarterly declaration date. The fixed distributions will not be related to the amount of the Fund's net investment income or net realized capital gains or losses. If , for any calendar year, the total distributions required by the 20% pay-out policy exceed the Fund's net investment income and net realized capital gains, which normally is expected to be the case, the excess generally will be treated as a tax-free return of capital.
 F.    USE  OF  ESTIMATES  IN THE PREPARATION  OF  FINANCIAL
 STATEMENTS: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATIONAL COSTS, OFFERING COSTS AND TRANSACTIONS WITH AFFILIATES: Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Offering costs amounting to $182,927 will be charged to paid-in capital when the Fund's offering period commences.

4.     PORTFOLIO TRANSACTIONS:   The following is a  summary
 of   the   security  transactions  for  the  period   ended
 September 30, 1997:
                                                PROCEEDS
                               COST OF          FROM SALES
                              PURCHASES       OR MATURITIES

     Long Term Securities       $ 25,912,876    $  13,000,000

5.    INVESTMENT ADVISORY SERVICES AND PAYMENTS TO
 AFFILIATED Persons: The Fund receives investment consulting services from Cambridge Associates, Inc.
 ("Cambridge") pursuant to an investment consulting agreement dated July 1, 1997 (the "Agreement"). Cambridge provides the Fund, on a non-discretionary basis, investment consulting services regarding the Fund's purchase, sale and holding of investment securities.
 Under the terms of the Agreement, Cambridge receives the following: 55 basis points on assets invested in Underlying Private Funds (other than general partnerships or other types of entities formed to invest in a diversified pool of marketable or non-marketable alternative asset investment managers ("Fund of Funds"));
 30 basis points on assets invested in Fund of Funds; and 10 basis points on assets invested in Underlying Funds, cash, securities and other assets. These fees also will be applied on any firm commitment made by the Fund to make investments in Underlying Private Funds and Fund of Funds.
 As a result of this fee structure, Cambridge will receive higher fees to the extent that the Fund invests in, and makes future commitments to invest in, Underlying Private
 Funds.

 Rodney Square Management Corporation ("RSMC") serves as administrator for the Fund. As administrator, RSMC provides office facilities, supplies and administrative services and also assists in the preparation of reports to shareholders, proxy statements and filings with the SEC and state securities authorities. RSMC also performs certain accounting services (including determining the Fund's net asset value per share), financial reporting, and compliance monitoring activities. For the services provided as Administrator, RSMC receives an annual fee equal to $80,000 from the Fund plus an amount equal to 0.02% of the average daily net assets of the Fund in excess of $100 million.

                   THE MALLARD FUND, INC.

 Rodney Square Distributors, Inc. ("RSD") serves as the underwriter of the Fund.


 American Stock Transfer and Trust Company serves as the
 Fund's Transfer Agent and Dividend Disbursing Agent. For providing transfer and dividend disbursing services, the Fund pays an annual fee of $6,000 plus a one time fee of $3,500 for the initial public offering.

 Mellon Bank, N.A. ("Mellon") serves as custodian of the Fund's assets. The Fund pays Mellon an annual fee equal to 0.01% of the average daily net assets of the Fund for all assets held in domestic custody. In addition, the Fund reimburses Mellon for its out-of-pocket expenses.

 None of the directors affiliated with the Fund receives compensation for his services as a Director of the Fund.
 Similarly, none of the Fund's officers receives compensation from the Fund.
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